PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Index Solution 2035 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 19 .8%
112,446  Vanguard Long-Term
Treasury ETF
$ 6,241,877
0 .5
5,038,571
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
236,041,432
17 .3
816,562  Xtrackers USD High
Yield Corporate Bond
ETF
27,681,452
2 .0
Total Exchange-Traded
Funds
(Cost $285,196,707)
269,964,761
19 .8
MUTUAL FUNDS : 79 .9%
Affiliated Investment Companies : 79 .9%
8,762,636
(1)
Voya U.S. Bond Index
Portfolio - Class I
76,673,069
5 .6
9,239,949
(1)(2)
Voya VACS Index
Series Emerging
Markets Portfolio
94,617,073
7 .0
22,847,158
(1)
Voya VACS Index
Series I Portfolio
224,587,559
16 .5
5,565,022
(1)
Voya VACS Index
Series MC Portfolio
53,702,459
3 .9
53,590,030
(1)
Voya VACS Index
Series S Portfolio
570,197,924
41 .9
7,012,283
(1)
Voya VACS Index
Series SC Portfolio
67,738,652
5 .0
1,087,516,736
79 .9
Total Mutual Funds
(Cost $1,069,054,717)
1,087,516,736
79 .9
Total Long-Term
Investments
(Cost $1,354,251,424)
1,357,481,497
99 .7
Total Investments in
Securities
(Cost $1,354,251,424) $ 1,357,481,497 99 .7
Assets in Excess of
Other Liabilities 4,588,415 0.3
Net Assets $ 1,362,069,912 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Index Solution 2035 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 269,964,761 $ — $ — $ 269,964,761
Mutual Funds 1,087,516,736 — — 1,087,516,736
Total Investments, at fair value $ 1,357,481,497 $ — $ — $ 1,357,481,497
Other Financial Instruments+
Futures 993,988 — — 993,988
Total Assets $ 1,358,475,485 $ — $ — $ 1,358,475,485
Liabilities Table
Other Financial Instruments+
Futures $ (1,392,128) $ — $ — $ (1,392,128)
Total Liabilities $ (1,392,128) $ — $ — $ (1,392,128)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ — $ 95,836,886 $ (95,836,886) $ — $ — $ 2,330,115 $ (3,099,304) $ 19,311
Voya Emerging Markets Index
Portfolio - Class P2
103,438,420 16,125,096 (145,824,388) 26,260,872 — — (23,145,018) —
Voya International Index Portfolio -
Class P2
165,330,469 1,316,947 (168,408,756) 1,761,340 — — 11,831,023 —
Voya Russell™  Mid Cap Index
Portfolio - Class P2
49,245,573 7,545,984 (67,276,063) 10,484,506 — — (6,555,683) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 25,801,316 (25,801,316) — — — 2,074,756 —
Voya Russell™ Small Cap Index
Portfolio - Class P2
60,885,665 1,821,691 (80,868,995) 18,161,640 — — (14,338,590) —
Voya U.S. Bond Index Portfolio -
Class I
— 133,306,861 (52,836,844) (3,796,948) 76,673,069 1,425,634 (418,550) —
Voya U.S. Bond Index Portfolio -
Class P2
277,199,544 6,345,319 (326,508,052) 42,963,189 — 1,085,451 (36,442,539) —
Voya U.S. Stock Index Portfolio -
Class P2
520,569,107 12,361,414 (594,216,371) 61,285,850 — — (28,874,286) —
Voya VACS Index Series Emerging
Markets Portfolio
— 111,922,988 (15,272,755) (2,033,160) 94,617,073 — 1,111,610 —
Voya VACS Index Series I Portfolio
— 239,419,621 (10,358,940) (4,473,122) 224,587,559 — 90,649 305
Voya VACS Index Series MC
Portfolio
— 63,659,421 (8,070,062) (1,886,900) 53,702,459 — (138,274) —
Voya VACS Index Series S
Portfolio
— 605,170,356 (67,756,116) 32,783,684 570,197,924 — 4,470,038 —
Voya VACS Index Series SC
Portfolio
— 76,221,207 (6,351,020) (2,131,535) 67,738,652 — 97,122 —

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Index Solution 2035 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
$ — $ 257,245,292 $ (6,762,050) $ (14,441,810) $ 236,041,432 $ 6,276,832 $ (44,683) $ —
$ 1,176,668,778 $ 1,654,100,399 $ (1,672,148,614) $ 164,937,606 $ 1,323,558,168 $ 11,118,032 $ (93,381,729) $ 19,616
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond 156 12/19/23 $ 18,515,250 $ (1,392,128)
$ 18,515,250 $ (1,392,128)
Short Contracts:
S&P 500 E-Mini (93) 12/15/23 (20,113,575) 993,988
$ (20,113,575) $ 993,988
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 32,804,478
Gross Unrealized Depreciation (29,574,405)
Net Unrealized Appreciation $ 3,230,073